Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

6. Derivative Financial Instruments

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.

($ in thousands)	Balance sheet location	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	$3,620,132	$(481,930)
Guaranteed accumulation benefits	Contractholder funds	202,908	(22,454)
Guaranteed withdrawal benefits	Contractholder funds	27,740	(2,294)

Total derivatives		$3,850,780	$(506,678)

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.

($ in thousands)	Balance sheet location	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	$4,351,559	$(473,746)
Guaranteed accumulation benefits	Contractholder funds	228,195	(18,422)
Guaranteed withdrawal benefits	Contractholder funds	32,473	(1,981)

Total derivatives		$4,612,227	$(494,149)

In 2011, gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(8.2) million and $(4.3) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC.

Off-balance-sheet financial instruments

There were no off-balance-sheet financial instruments as of December 31, 2011 or 2010.